Related Party Transactions - Summary of Related Party Transactions (Parenthetical) (Detail) - CAD CAD in Millions		12 Months Ended
	Nov. 04, 2015	Dec. 31, 2016	Dec. 31, 2015	Oct. 31, 2015
Related Party Transaction [Line Items]
Payment made in lieu of corporate income taxes		CAD 30	CAD 2,928
Common shares issued	39,598		42,239	2,640
Proceeds from issuance of common stock	CAD 2,600		CAD 2,600
OEFC [Member]
Related Party Transaction [Line Items]
Payment made in lieu of corporate income taxes			2,933
Departure tax included in income tax paid			2,600
Hydro One Limited [Member]
Related Party Transaction [Line Items]
Common shares issued	39,598
Proceeds from issuance of common stock	CAD 2,600		2,600
IPO related cost			CAD 7